Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,841,156.38
Total Fee Amount	254.26
Total Offset Amount	0.00
Net Fee	$ 254.26
Offset Table N/A	N/A